Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income	Retained earnings	Total	Noncontrolling interests	Total
Balance at Dec. 31, 2020	$ 107,010	$ 107,293	$ (6,516)	$ (548)	$ 272,937	$ 480,176	$ 5,023	$ 485,199
Balance (in shares) at Dec. 31, 2020	356,700,000		(9,166,000)
Statement [line items]
Profit (loss) for the year					436,896	436,896	(2,961)	433,935
Other comprehensive income				(118)		(118)	3	(115)
Total comprehensive income for the year				(118)	436,896	436,778	(2,958)	433,820
Contributions by and distributions to owners
Declaration of cash dividends					(47,404)	(47,404)		(47,404)
Share-based compensation expenses		662				662	38	700
Restricted stock vested		(10)	$ 10
Restricted stock vested (in shares)			15,000
Employee stock options exercised		499	$ 745			1,244		1,244
Employee stock options exercised (in shares)			1,049,000
Aggregate of contribution by and distribution to owners		1,151	$ 755		(47,404)	(45,498)	38	(45,460)
Aggregate of contribution by and distribution to owners (in shares)			1,064,000
Changes in ownership interests
Purchase of subsidiaries shares from noncontrolling interest					(1,789)	(1,789)	175	(1,614)
Dilution gain of equity method investment		397			(340)	57		57
Declaration of cash dividends by subsidiary							(20)	(20)
Aggregate of changes in ownership interests		397			(2,129)	(1,732)	155	(1,577)
Balance at Dec. 31, 2021	$ 107,010	108,841	$ (5,761)	(666)	660,300	869,724	2,258	871,982
Balance (in shares) at Dec. 31, 2021	356,700,000		(8,102,000)
Statement [line items]
Profit (loss) for the year					236,982	236,982	(1,515)	235,467
Other comprehensive income				448		448	124	572
Total comprehensive income for the year				448	236,982	237,430	(1,391)	236,039
Contributions by and distributions to owners
Declaration of cash dividends					(217,873)	(217,873)		(217,873)
Share-based compensation expenses		2,664				2,664	140	2,804
Restricted stock vested		(167)	$ 167
Restricted stock vested (in shares)			236,000
Aggregate of contribution by and distribution to owners		2,497	$ 167		(217,873)	(215,209)	140	(215,069)
Aggregate of contribution by and distribution to owners (in shares)			236,000
Changes in ownership interests
New shares issued by subsidiary		115				115	445	560
Dilution gain of equity method investment		796				796		796
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan					(104)	(104)	(197)	(301)
Disposal of financial assets at fair value through other comprehensive income					(180)	(180)	(6)	(186)
Aggregate of changes in ownership interests		911			(284)	627	242	869
Balance at Dec. 31, 2022	$ 107,010	112,249	$ (5,594)	(218)	679,125	892,572	1,249	893,821
Balance (in shares) at Dec. 31, 2022	356,700,000		(7,866,432)
Statement [line items]
Profit (loss) for the year					50,616	50,616	(1,195)	49,421
Other comprehensive income				38		38	2	40
Total comprehensive income for the year				38	50,616	50,654	(1,193)	49,461
Contributions by and distributions to owners
Declaration of cash dividends					(83,720)	(83,720)		(83,720)
Dividend Equivalents					(379)	(379)		(379)
Share-based compensation expenses		2,623				2,623	40	2,663
Restricted stock vested		(437)	$ 437
Restricted stock vested (in shares)			615,000
Aggregate of contribution by and distribution to owners		2,186	$ 437		(84,099)	(81,476)	40	(81,436)
Aggregate of contribution by and distribution to owners (in shares)			615,000
Changes in ownership interests
New shares issued by subsidiary					(5,098)	(5,098)	6,015	917
Purchase of subsidiaries shares from noncontrolling interest					(21)	(21)	12	(9)
Dilution gain of equity method investment		213				213		213
Acquired the controlling power from noncontrolling interest							811	811
Liquidation of financial assets at fair value through other comprehensive income					(76)	(76)		(76)
Aggregate of changes in ownership interests		213			(5,195)	(4,982)	6,838	1,856
Balance at Dec. 31, 2023	$ 107,010	$ 114,648	$ (5,157)	$ (180)	$ 640,447	$ 856,768	$ 6,934	$ 863,702
Balance (in shares) at Dec. 31, 2023	356,700,000		(7,251,380)